Subsequent Events (Details Narrative) - USD ($)			1 Months Ended
	Oct. 23, 2023	Apr. 01, 2022	Dec. 31, 2022	Nov. 09, 2023	Oct. 01, 2023	Sep. 30, 2023	Jun. 05, 2023	Jun. 03, 2023	Jun. 01, 2023	May 18, 2023	May 16, 2023	Dec. 31, 2021
Subsequent Event [Line Items]
Loan amount			$ 4,462,028									$ 50,000
Class B Preferred stock			500,000			500,000						500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Settlement of a debt amount									$ 1,167,011
Interest payable									$ 47,188
Principal amounts		$ 237,610	$ 929,401
Liquidation price	$ 3.00
Subsequent Event [Member] | Vybe Sales Agreement [Member]
Subsequent Event [Line Items]
Interest payable		$ 10,012	$ 37,176
Subsequent Event [Member] | May Sixteenth Two Thousand Twenty Three Authorization And Agreement [Member]
Subsequent Event [Line Items]
Loan payable to shareholder											$ 150,000
Loan amount											$ 150,000
Annual Interest rate											10.00%
Principal balance						$ 150,000
Subsequent Event [Member] | May Eighteen Two Thousand Twenty Three Authorization And Agreement [Member]
Subsequent Event [Line Items]
Loan payable to shareholder										$ 50,000
Loan amount										$ 50,000
Annual Interest rate										10.00%
Principal balance						50,000
Subsequent Event [Member] | June Five Two Thousand Twenty Three Authorization And Agreement [Member]
Subsequent Event [Line Items]
Loan payable to shareholder							$ 150,000
Loan amount							$ 150,000
Annual Interest rate							10.00%
Principal balance						150,000
Subsequent Event [Member] | September Thirty Two Thousand Twenty Three Authorization And Agreement [Member]
Subsequent Event [Line Items]
Loan payable to shareholder						138,817
Loan amount						$ 138,817
Annual Interest rate						10.00%
Principal balance						$ 138,817
Subsequent Event [Member] | Funding Commitment Agreement [Member]
Subsequent Event [Line Items]
Annual Interest rate								10.00%
Principal balance								$ 1,000,000
Conversion price								$ 1.50
Funding commitment						$ 1,000,000
Subsequent Event [Member] | Conversion Agreements [Member]
Subsequent Event [Line Items]
Conversion price					$ 2.00
Preferred Class B [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Share price					$ 2.00
Preferred stock, shares designated	5,000,000			11,000,000
Preferred stock liquidation price	$ 3.00
Planned to issue	10,349,097
Class B Preferred stock	5,000,000			11,000,000
Preferred Class B [Member] | Subsequent Event [Member] | Conversion Agreements [Member]
Subsequent Event [Line Items]
Planned to issue	10,349,097
Convertible debt	$ 9,675,000
Accumulated interest	$ 674,097
Class B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock liquidation price	$ 3.00
Planned to issue	10,349,097
Extinguishment of Debt, Amount	$ 9,675,000
[custom:ConvertibleDebtIncludingAccumulatedInterest]	$ 674,097